Borrowings - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 10, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Difference between the contractually required payment at maturity date and the carrying amount		€ 6	€ 8
Undrawn committed borrowing facilities	€ 1,351		1,544
Floating interest rate [member] | Later than one year [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn committed borrowing facilities	1,351		€ 1,544
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	€ 895